Risks and Concentration - Additional Information (Detail) - Customer Concentration Risk - Net Revenue	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer A
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	17.00%	14.00%
Customer C
Concentration Risk [Line Items]
Concentration risk percentage	12.00%
Third Party Online Platform
Concentration Risk [Line Items]
Concentration risk percentage	23.00%	34.00%	52.00%